Derivative Instruments (Schedule of fair value of derivative contracts) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other accounts receivable and prepaid expenses [Member]
Derivative [Line Items]
Total derivatives	$ 1,242	$ 508
Other accounts payable and accrued expenses [Member]
Derivative [Line Items]
Total derivatives	(2)	(76)
Designated as Hedging Instrument [Member] | Currency forward contracts [Member]
Derivative [Line Items]
Total derivatives	16,641	21,248
Designated as Hedging Instrument [Member] | Currency forward contracts [Member] | Other accounts receivable and prepaid expenses [Member]
Derivative [Line Items]
Total derivatives	1,242	508
Designated as Hedging Instrument [Member] | Currency forward contracts [Member] | Other accounts payable and accrued expenses [Member]
Derivative [Line Items]
Total derivatives	$ (2)	$ (76)